Accounts receivable, net (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Accounts receivable
Accounts receivable		¥ 27,661	¥ 22,190
Allowance for doubtful accounts		(2,065)	(1,888)	¥ (1,582)
Accounts receivable, net		25,596	20,302		$ 3,507
Movements in the allowance for doubtful accounts
Balance at beginning of the year		(1,888)	(1,582)	(1,034)
Additions		(376)	(542)	(615)
Write-off		199	236	67
Balance at end of the year		(2,065)	(1,888)	¥ (1,582)
Logistics receivables
Accounts receivable
Accounts receivable		13,797	12,305
Online retail and online marketplace receivables
Accounts receivable
Accounts receivable	[1]	13,206	8,842
Advertising receivables and others
Accounts receivable
Accounts receivable		658	1,043
Consumer financing receivables
Movements in the allowance for doubtful accounts
Additions		¥ 0	¥ 0

[1]	The accounts receivable in relation to consumer financing business is included in online retail and online marketplace receivables. As JD Technology performs credit risk assessment services for the individuals and purchases the past-due receivables from the Group at carrying values to absorb the risks and obtain the returns from such financing arrangements, no allowance for doubtful accounts in relation to consumer financing receivables was provided.